Shareholders' equity and share-based payments - Tax effects of other comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pre-tax amount
Actuarial gains and losses	$ 1,035	$ (212)	$ (192)
Change in fair value of investments in equity instruments	66	533	142
Currency translation adjustment generated by the parent company	(7,202)	7,541	(1,533)
Sub-total items not potentially reclassifiable to profit and loss	(6,101)	7,862	(1,583)
Currency translation adjustment	4,216	(4,645)	740
Cash flow hedge	278	(313)	(599)
Variation of foreign currency basis spread	2	28	1
Share of other comprehensive income of equity affiliates, net amount	706	(1,831)	408
Other	(1)	(8)	(3)
Sub-total items potentially reclassifiable to profit and loss	5,201	(6,769)	547
TOTAL OTHER COMPREHENSIVE INCOME	(900)	1,093	(1,036)
Tax effect
Actuarial gains and losses	(372)	47	55
Change in fair value of investments in equity instruments	(39)	18	(2)
Sub-total items not potentially reclassifiable to profit and loss	(411)	65	53
Cash flow hedge	(130)	79	202
Variation of foreign currency basis spread	(5)	(7)
Sub-total items potential reclassifiable to profit and loss	(135)	72	202
TOTAL OTHER COMPREHENSIVE INCOME	(546)	137	255
Net amount
Actuarial gains and losses	663	(165)	(137)
Change in fair value of investments in equity instruments	27	551	140
Currency translation adjustment generated by the parent company	(7,202)	7,541	(1,533)
Items not potentially reclassifiable to profit and loss	(6,512)	7,927	(1,530)
Currency translation adjustment	4,216	(4,645)	740
Cash flow hedge	148	(234)	(397)
Variation of foreign currency basis spread	(3)	21	1
Share of other comprehensive income of equity affiliates, net amount	706	(1,831)	408
Other	(1)	(8)	(3)
Items potentially reclassifiable to profit and loss	5,066	(6,697)	749
TOTAL OTHER COMPREHENSIVE INCOME, NET AMOUNT	$ (1,446)	$ 1,230	$ (781)